Income taxes (Tables)	12 Months Ended
Mar. 31, 2021
Income Tax Disclosure Table
Income tax expense is comprised of the following:

	Fiscal year ended March 31,
	2019	2020	2021	2021
	(In millions)
Current tax expense	Rs.128,050.2	Rs.105,587.8	Rs.122,087.4	US$	1,669.1
Deferred tax (benefit) expense	(8,129.4)	(101.2)	(8,267.3)		(112.9)
Interest on income tax refund	(527.3)	(6.6)	—		—

Income tax expense	Rs.119,393.5	Rs.105,480.0	Rs.113,820.1	US$	1,556.2

Reconciliation Of Statutory Federal Tax Rate
The following is
a
reconciliation of income taxes at the Indian statutory income tax rate to income tax expense as reported:

	Fiscal year ended March 31,
	2019	2020	2021	2021
	(In millions)
Income before income tax expense	Rs.339,959.0	Rs.365,844.0	Rs.439,826.5	US$	6,013.6
Statutory income tax rate	34.94%	25.17%	25.17%		25.17%
Expected income tax expense	118,795.3	92,075.6	110,695.5		1,513.5
Adjustments to reconcile expected income tax to actual tax expense
Interest on income tax refund	(343.0)	(4.9)	—		—
Stock based compensation	1,867.2	1,881.6	2,668.7		36.5
Income exempt from taxes	(1,422.8)	(744.2)	(62.3)		(0.9)
Effect of change in statutory income tax rate	—	11,213.2	—		—
Others, net	496.8	1,058.7	518.2		7.1

Income tax expense	Rs.119,393.5	Rs.105,480.0	Rs.113,820.1	US$	1,556.2

Components of Deferred Tax Assets and Liabilities
The tax effects of significant temporary differences are as follows:

	As of March 31,
	2020	2021	2021
	(In millions)
Tax effect of:
Deductible temporary differences:
Allowance for loan losses	Rs.37,561.2	Rs.67,584.1	US$	924.0
Lease liabilities	16,514.0	17,723.8		242.3
Employee benefits	1,415.0	752.3		10.3
Accrued expenses and other liabilities	3,381.2	4,997.1		68.3
Others	1,769.4	1,904.4		26.1

Deferred tax asset	60,640.8	92,961.7		1,271.0

Taxable temporary differences:
Right-of-use assets	16,514.0	17,723.8		242.3
Investments available for sale debt securities	16,644.6	8,567.9		117.1
Loan origination cost and fees	3,373.3	3,456.0		47.3
Investments, others	1,510.2	2,874.2		39.3

Deferred tax liability	38,042.1	32,621.9		446.0

Net deferred tax asset (liability)	Rs.22,598.7	Rs.60,339.8	US$	825.0

Reconciliation Of Unrecognized Tax Benefits
A reconciliation of the beginning and ending balance of unrecognized tax benefits is as follows:

	Fiscal year ended March 31,
	2020		2021		2021
	(In millions)
Opening balance	Rs.	14,448.1	Rs.	37,103.2	US$	507.3
Decrease related to prior year tax positions		—		(221.5)		(3.0)
Increase related to prior year tax positions		16,274.4		892.8		12.2
Increase related to current year tax positions	Rs.	6,380.7	Rs.	5,273.5	US$	72.1

Closing balanc e	Rs.	37,103.2	Rs.	43,048.0	US$	588.6